Intangible assets (Details 1) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	R$ 44,012,858	R$ 39,320,871
Additions	133,759	322
Transfer of contract assets	1,082,990	1,105,061
Transfers	(4,843)	(28,780)
Write-offs and disposals	(804)	(3,232)
Amortization	(764,838)	(650,041)
Intangible assets, ending	44,459,122	39,744,201
Agreements Equity Value [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	506,117	499,326
Additions
Transfer of contract assets	6,587	4,098
Transfers	39	(955)
Write-offs and disposals	(20)	(6)
Amortization	(5,327)	(4,994)
Intangible assets, ending	507,396	497,469
Agreements Economic Value [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	637,760	652,039
Additions
Transfer of contract assets	1,089	2,589
Transfers	(4)	331
Write-offs and disposals		(85)
Amortization	(37,054)	(30,249)
Intangible assets, ending	601,791	624,625
Agreements New Contracts [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	147,589
Additions
Transfer of contract assets
Transfers
Write-offs and disposals
Amortization	(1,233)
Intangible assets, ending	146,356
Program Contracts [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	20,684,497	18,337,459
Additions	181	2
Transfer of contract assets	663,509	569,717
Transfers	(930)	(288)
Write-offs and disposals	(606)	(2,055)
Amortization	(296,369)	(252,011)
Intangible assets, ending	21,050,282	18,652,824
Program Contracts Commitments [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	1,212,026	1,264,992
Additions
Transfer of contract assets
Transfers
Write-offs and disposals
Amortization	(13,242)	(13,242)
Intangible assets, ending	1,198,784	1,251,750
Service Contracts Sao Paulo[Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	20,193,585	17,870,451
Additions
Transfer of contract assets	404,279	513,453
Transfers	(3,949)	(1,720)
Write-offs and disposals	(132)	(1,056)
Amortization	(354,719)	(299,179)
Intangible assets, ending	20,239,064	18,081,949
Software License [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	513,224	595,404
Additions	2,911
Transfer of contract assets	7,526	15,204
Transfers	1
Write-offs and disposals
Amortization	(34,904)	(33,105)
Intangible assets, ending	488,758	577,503
Right Of Use Other Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	118,060	75,052
Additions	130,667	320
Transfer of contract assets
Transfers
Write-offs and disposals	(46)	(30)
Amortization	(21,990)	(17,261)
Intangible assets, ending	R$ 226,691	58,081
Right Of Use Investments [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		26,148
Additions
Transfer of contract assets
Transfers		(26,148)
Write-offs and disposals
Amortization
Intangible assets, ending